Significant Accounting Policies (Details Textual)	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 $ / shares
Significant Accounting Policies (Textual)
Translation exchange rate | ₪ / shares	₪ 3.456
Weighted average incremental borrowing rate	7.90%	7.90%
USD [Member]
Significant Accounting Policies (Textual)
Translation exchange rate | $ / shares		$ 1.00